RIGHT-OF-USE ASSETS AND LEASE LIABILITIES	12 Months Ended
Dec. 31, 2025
Disclosure of quantitative information about leases for lessee [abstract]
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES	RIGHT-OF-USE ASSETS AND LEASE LIABILITIES
a)    Right-of-use
The Group has leased agreements according to the following composition:

	Property, Agencies and offices	Servers and technology platforms	Transport units	Other leases	2025	2024	2023
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Cost -
Balance as of January 1	860,095	150,768	8,050	79,300	1,098,213	1,085,243	1,026,891
Additions	206,200	92,767	401	4,953	304,321	52,441	122,841
Acquisition of Pacifico EPS shares, Note 2(a)	128,049	–	–	–	128,049	–	–
Disposal and others	(60,064)	(145,140)	(72)	(707)	(205,983)	(39,471)	(64,489)
Balance as of December 31	1,134,280	98,395	8,379	83,546	1,324,600	1,098,213	1,085,243

Accumulated depreciation -
Balance as of January 1	516,464	123,641	3,324	52,246	695,675	585,528	483,058
Depreciation of the period	129,215	17,655	1,136	15,008	163,014	142,640	147,833
Disposal and others	(22,524)	(114,334)	12	(684)	(137,530)	(32,493)	(45,363)
Balance as of December 31	623,155	26,962	4,472	66,570	721,159	695,675	585,528

Net carrying amount	511,125	71,433	3,907	16,976	603,441	402,538	499,715
The Group maintains contracts, with certain renewal options and for which the Group has reasonable certainty that this option will be exercised. In these cases, the period of lease used to measure the liability and assets corresponds to an estimation of future renovations.
As of 2025, following the acquisition of Pacífico EPS and its subsidiaries, part of the depreciation for the period of right-of-use assets is included in the cost of sales of medical services in the amount of S/16.1 million.
b)    Lease liabilities
Lease liabilities include the present value of fixed payments and variable lease payments. Lease payments made under renewal options with reasonable certainty of being exercised are included in the measurement of the liability.
Lease payments are discounted using the interest rate implicit in the lease, if that rate could be readily determined, or the interest rate that the lessee would have to pay to borrow the funds necessary to obtain an asset of similar value to the right-of-use asset, for a similar term, in a similar economic environment with similar terms, guarantees and conditions.
Lease liabilities are recorded at amortized cost, recognizing the interest in the caption “Interest, income and similar expenses” in the consolidated statement of income, and the installments that are paid will be subtracted. As of December 31, 2025 and 2024, financial lease liability amounts to S/612.3 million and S/404.8 million, respectively.